Research and development (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 20, 2020	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Severance expense			$ (3,138)	$ (442)
Discontinuation of external clinical development
Restructuring Cost and Reserve [Line Items]
Discontinuation costs	$ 1,030	$ 1,030
Severance-Related
Restructuring Cost and Reserve [Line Items]
Severance expense		$ 500	$ (336)	$ (35)